CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2016	2017
	(EUR in millions)
Current accounts with banks	107	158
Cash in hand	557	577
Current account with central bank	14	658
Other	1	1
Total	679	1.394